INVESTMENT IN DIRECT FINANCE LEASE	12 Months Ended
Dec. 31, 2015
INVESTMENT IN DIRECT FINANCE LEASE [Abstract]
INVESTMENT IN DIRECT FINANCE LEASE
4.	INVESTMENT IN DIRECT FINANCE LEASE

At December 31, 2015, the Company's investment in direct finance lease is attributable to one aircraft which is on lease to a European lessee with a remaining lease term of approximately ten years. During the year ended December 31, 2015, the Company recognized finance lease income totaling $0.3 million. The implicit interest rate in the finance lease is 10%.

The Company's net investment in direct finance lease consisted of the following:

	December 31, 2015	December 31, 2014
	(Dollars in thousands)
Total minimum lease payments receivable	$45,901	$—
Estimated unguaranteed residual value of leased asset	15,000	—
Unearned finance income	(26,023)	—
Net Investment in Direct Finance Lease	$34,878	$—

Presented below are the contracted future minimum rental payments due under non-cancellable finance lease, as of December 31, 2015.

Year ending December 31,	(Dollars in thousands)
2016	$4,920
2017	4,920
2018	4,920
2019	4,920
2020	4,810
Thereafter	21,411
Future minimum rental payments under finance lease	$45,901